Accumulated Other Comprehensive Loss - Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Abstract]
Foreign currency translation adjustments	$ (56,276)	$ (27,252)	$ (6,728)
Unrealized losses on short-term investments	(183)	(801)	(19)
Defined benefit pension plan adjustments	(4,149)
Total	$ (60,608)	$ (28,053)	$ (6,747)